Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
EuroPac International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EuroPac International Value Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek income and long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	42.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. companies. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund’s advisor uses a value investing style focusing on companies the securities of which it believes are undervalued. Subject to the Fund’s fundamental policy prohibiting the concentration of 25% or more of the Fund’s total assets in investments in any one industry or group of related industries, the Fund’s advisor may focus the Fund’s investments in one or more sectors, particularly the gold and finance sector. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund’s advisor will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund’s advisor also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Sector Risk. From time to time, the Fund may invest up to, but less than, 25% of its total assets in each of certain sectors of the economy. Each of those sectors may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies, which may impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuation and access to equity funding.

Finance Sector Risk. Performance of companies in the Finance sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Gold Sector Risk. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of gold are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Geographic Risk Related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Geographic Risk Related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of emerging market countries as compared to other regions of the world. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller capitalization companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Small-Cap or Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting a specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer’s competitive position.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Effective July 16, 2013, the Fund’s performance benchmark is the MSCI All Country World Ex USA Value Index. This Index is considered a more appropriate broad-based securities market index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	10.71%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-20.65%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 16, 2013, the Fund’s performance benchmark is the MSCI All Country World Ex USA Value Index. This Index is considered a more appropriate broad-based securities market index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Class A started on April 7, 2010. Class I started on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

EuroPac International Value Fund | MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.04%
3 Years	imsteuropac_AverageAnnualReturnYear03	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.47%
3 Years	imsteuropac_AverageAnnualReturnYear03	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIVX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	$ 20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	621
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	993
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,390
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,496
2011	rr_AnnualReturn2011	(12.84%)
2012	rr_AnnualReturn2012	13.59%
2013	rr_AnnualReturn2013	(1.76%)
1 Year	rr_AverageAnnualReturnYear01	(6.14%)
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010
EuroPac International Value Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.39%)	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.58%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010	[2]
EuroPac International Value Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.98%)	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(1.54%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2010	[2]
EuroPac International Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPVIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	491
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	853
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,872
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
3 Years	imsteuropac_AverageAnnualReturnYear03	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
EuroPac International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EuroPac International Bond Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	49.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of non-U.S. companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. Fixed income securities in which the Fund may invest include developed and emerging market debt obligations of governments, their agencies and instrumentalities, asset-backed securities, investment grade and below investment grade (commonly known as “junk bonds”) corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P and Moody's, determined by the Fund’s advisor to be of comparable credit quality. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. The Fund may invest in large-, mid-, and small-capitalization companies issuing fixed income securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor will first select foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it will then select fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases in order to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Geographic Risk Related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Geographic Risk Related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of emerging market countries as compared to other regions of the world. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller capitalization companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Asset-Backed Securities Risk. Asset-backed securities may be sensitive to changes in interest rates and subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness. While such securities are generally supported by some form of government or private guarantee there is no assurance that private guarantors will meet their obligations.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Small-Cap or Mid-Cap Company Risk. Investments in fixed income securities of small and mid-sized companies may involve greater risks of default, downgrade, or price declines than fixed income securities of large-sized companies.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Effective July 16, 2013, the Fund’s performance benchmark is the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD. This Index is considered an appropriate broad-based securities market index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	4.49%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-6.74%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 16, 2013, the Fund’s performance benchmark is the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD. This Index is considered an appropriate broad-based securities market index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Class A started on November 15, 2010. Class I started on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

EuroPac International Bond Fund | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
3 Years	imsteuropac_AverageAnnualReturnYear03	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Citigroup Non USD World Government Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
3 Years	imsteuropac_AverageAnnualReturnYear03	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIBX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	562
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	815
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,088
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,865
2011	rr_AnnualReturn2011	(0.43%)
2012	rr_AnnualReturn2012	7.99%
2013	rr_AnnualReturn2013	(4.45%)
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
3 Years	imsteuropac_AverageAnnualReturnYear03	(0.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010
EuroPac International Bond Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.66%)	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(1.58%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010	[2]
EuroPac International Bond Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(0.81%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2010	[2]
EuroPac International Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPBIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	321
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	569
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,280
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
3 Years	imsteuropac_AverageAnnualReturnYear03	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
EuroPac Hard Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EuroPac Hard Asset Fund
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek appreciation of capital and protection against inflation and
Secondary objectives	rr_ObjectiveSecondaryTextBlock	secondarily current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund’s advisor considers a country to be part of Europe if it is include in one of the MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office that is a part of a country in Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, and in securities denominated in U.S. dollars or in foreign currencies.

The Fund will concentrate its investments in the hard asset sector. The Fund will invest in large-, mid-, and small-capitalization companies in developed and emerging markets that are considered by the Fund’s advisor to be value oriented and dividend paying companies. Subject to the Fund’s fundamental policy prohibiting the concentration of 25% or more of the Fund’s total assets in investments in any one industry or group of related industries, the Fund’s advisor may focus the Fund’s investments in one or more sectors, particularly the gold and finance sector. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges.

The Fund may invest in precious metals and inflation-linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category (including high yield bonds, which are commonly known as “junk bonds”), it will primarily invest in investment grade securities. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P and Moody’s, determined by the Fund’s advisor to be of comparable credit quality.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy. In making this determination the Fund’s advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Small-Cap or Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Geographic Risk Related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Geographic Risk Related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of emerging market countries as compared to other regions of the world. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller capitalization companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Risks Related to the Gold and Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries or sectors. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of precious metals and mining land. Therefore, markets are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	15.73%	Quarter Ended 9/30/2012
Lowest Calendar Quarter Return at NAV	-17.86%	Quarter Ended 6/30/2013

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Class A started on June 30, 2011. Class I started on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

EuroPac Hard Asset Fund | S&P Global Natural Resources Sector Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
EuroPac Hard Asset Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHAX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.81%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%	[4]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	630
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,086
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,567
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,890
2012	rr_AnnualReturn2012	8.19%
2013	rr_AnnualReturn2013	(21.13%)
1 Year	rr_AverageAnnualReturnYear01	(24.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
EuroPac Hard Asset Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.67%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.28%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[2]
EuroPac Hard Asset Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.96%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.94%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[2]
EuroPac Hard Asset Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[4]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.61%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	164
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	634
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,130
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,497
1 Year	rr_AverageAnnualReturnYear01	(20.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
EuroPac International Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EuroPac International Dividend Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the EuroPac International Dividend Income Fund (the “Fund”) are to seek income and maximize growth of income
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. dividend paying companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund may invest in companies in developed and emerging markets. In addition, the Fund may invest in companies of all capitalizations but the advisor intends to invest a majority of the Fund’s assets in common stocks of mid-cap and large cap companies that the advisor considers to be value oriented and dividend paying companies. The Fund may also invest in preferred stock, convertible securities, warrants and options on equities and stock indices. In addition, the Fund may invest in exchange-traded funds ("ETFs").

The Fund will employ a value-oriented approach to select securities the Fund’s advisor believes are trading below their intrinsic value, and will pay sustainably high dividends that grow over time. In selecting securities, the Fund’s advisor will consider a number of qualitative and quantitative factors such as free cash flow and earnings yield and growth, operating leverage and balance sheet strength, as well as management quality and corporate governance. The Fund’s advisor will also employ a top down approach to its security selection process, with the objective of selecting companies with business exposure or assets in countries or sectors that it believes will benefit from a long-term, positive trend.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, regulatory, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Geographic Risk Related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of emerging market countries as compared to other regions of the world. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller capitalization companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore, are highly volatile and speculative investments.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indicators of the risks of investing in the Fund for the indicated periods.

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account is the only fund or account managed by the Advisor with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account has been managed in substantially the same way as the Advisor will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for Class I shares reflect all charges, expenses, and fees of the Predecessor Account. Returns for Class A shares have been adjusted to reflect the estimated gross annual operating expenses of Class A shares of the Fund.

This bar chart shows the performance of the Predecessor Account based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indicators of the risks of investing in the Fund for the indicated periods.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.93% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -16.47% (quarter ended September 30, 2011).

This table shows the Predecessor Account’s average annual total returns for the periods ending December 31, 2013. The table also shows how the Predecessor Account’s performance compares with the returns on an index comprised of companies similar to those held by the Predecessor Account and by the Fund. The Fund will use the same benchmark for measuring its performance.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.47%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
EuroPac International Dividend Income Fund | S&P International Dividend Opportunities Index (3) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%	[6]
3 Years	imsteuropac_AverageAnnualReturnYear03	1.23%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2010	[6]
EuroPac International Dividend Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPDPX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.74%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	596
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	971
1 Year	rr_AverageAnnualReturnYear01	3.37%
3 Years	imsteuropac_AverageAnnualReturnYear03	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2010
EuroPac International Dividend Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPDIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.74%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	469
2011	rr_AnnualReturn2011	(6.59%)
2012	rr_AnnualReturn2012	16.93%
2013	rr_AnnualReturn2013	8.18%
1 Year	rr_AverageAnnualReturnYear01	8.18%
3 Years	imsteuropac_AverageAnnualReturnYear03	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2010
EuroPac International Dividend Income Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%	[10]
3 Years	imsteuropac_AverageAnnualReturnYear03	5.70%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[10],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2010	[10]
EuroPac International Dividend Income Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%	[10]
3 Years	imsteuropac_AverageAnnualReturnYear03	4.40%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[10],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2010	[10]
EP Asia Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EP Asia Small Companies Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	101.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Fund’s sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The sub-advisor considers a company to be located in a country if at least 50% of the company’s assets are located in that country. The Fund’s sub-advisor will focus the Fund’s investments on what the sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Fund’s investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Asia Region Risk. There are specific risks associated with investing in the Asia region, including the risk of political, economic, social and religious instability. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Small Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	-22.86%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Class A started on December 1, 2010. Class I started on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

EP Asia Small Companies Fund | MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
3 Years	imsteuropac_AverageAnnualReturnYear03	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Asia Small Companies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPASX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component1OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[11]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,074
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,553
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,873
2011	rr_AnnualReturn2011	(19.57%)
2012	rr_AnnualReturn2012	42.99%
2013	rr_AnnualReturn2013	7.20%
1 Year	rr_AverageAnnualReturnYear01	2.38%
3 Years	imsteuropac_AverageAnnualReturnYear03	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010
EP Asia Small Companies Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	5.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[2]
EP Asia Small Companies Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.35%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	4.41%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2010	[2]
EP Asia Small Companies Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPEIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component1OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[11]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	604
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,082
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,403
1 Year	rr_AverageAnnualReturnYear01	7.52%
3 Years	imsteuropac_AverageAnnualReturnYear03	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
EP Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EP Latin America Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	74.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies. The Fund will invest in large-, mid-, and small-capitalization companies. The Fund considers Latin America to include Mexico, Central America and South America. The Fund considers a company to be a Latin American company if the company derives at least 50% of its revenues or profits from business activities in Latin America. There are no limits on the geographic allocation of the Fund’s investments within Latin America. The Fund’s sub-advisor, however, anticipates that a substantial portion of the Fund’s investments will be in companies in Brazil, Mexico, Argentina, Colombia, Peru and Chile. The Fund’s equity investments may include common stock, preferred stock, and warrants. The Fund may also invest in American depository receipts ("ADRs"), which are certificates issued by U.S. banks representing specified numbers of shares (or one share) in foreign stocks, that are traded on U.S. exchanges. The Fund is classified as "non-diversified", which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).

In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Latin America Region Risk. Because the Fund’s investments will be focused in the Latin America region with a focus in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance is expected to be closely tied to social, political, and economic conditions within these countries and may be more volatile than the performance of funds that invest in more developed countries and regions. In addition, the economy of each of these countries is generally characterized by high interest, inflation, and unemployment rates. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

Emerging Market Risk. The economies of countries in the Latin America region are generally considered emerging market economies. Many of the risks with respect to foreign investments are more pronounced for investments in developing and emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small-Cap or Mid-Cap Company Risk. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	9.34%	Quarter Ended 12/31/2012
Lowest Calendar Quarter Return at NAV	(13.15) %	Quarter Ended 6/30/2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Class A started on November 1, 2011. Class I started on July 16, 2013. The performance figures for Class I include the performance for the Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

EP Latin America Fund | MSCI EM Latin America Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
EP Latin America Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLAX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,169
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,743
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,296
2012	rr_AnnualReturn2012	8.46%
2013	rr_AnnualReturn2013	1.99%
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
EP Latin America Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.68%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011	[2]
EP Latin America Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.45%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011	[2]
EP Latin America Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPWIX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.75%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	735
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,343
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,989
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
EP Strategic US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EP Strategic US Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	29.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. The Fund’s advisor will focus on U.S. domiciled companies that it believes are benefiting from increasing international sales in attractive overseas markets and it expects to outperform in a weak U.S. dollar environment. The Fund may invest in common stocks of companies of any capitalization (i.e. total value of publicly traded shares) although it will primarily focus on large- and middle-capitalization companies, with market capitalizations of $5 billion or greater, that are considered by the Fund’s advisor to be dividend paying companies. The Fund may also invest in warrants and options on equity securities. In addition, the Fund may invest in exchange-traded funds, (“ETFs”) which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges.

The Fund’s advisor uses a top-down approach to target attractive markets, and a bottom-up approach to select companies with the best fundamentals that have exposure to the identified attractive markets. In selecting attractive market opportunities, the Fund’s advisor looks at qualitative factors such as expected growth, inflation and debt levels for the country, and qualitative factors including fiscal and monetary policy outlook, consumer trends and core competencies. The Fund’s advisor uses a number of factors in selecting what it believes to be companies with the best fundamentals, including dividend yield, valuation versus growth in earnings, capital structure, quality of management, corporate governance practices, trading liquidity, strengths and opportunities as compared to a peer group, and business specific risk. The Fund’s advisor seeks to avoid highly regulated sectors, such as the financial sector. The Fund’s advisor seeks to tie both top-down and bottom-up analysis together in order to build a portfolio composed of high quality U.S. companies that have business exposure to the most attractive overseas growth opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap or Mid-Cap Company Risk. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A Shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com. or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A Shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-558-5851
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	5.58%	Quarter Ended 3/31/2013
Lowest Calendar Quarter Return at NAV	(4.24) %	Quarter Ended 6/30/2013

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
EP Strategic US Equity Fund | S&P 500 Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	20.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
EP Strategic US Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPUSX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	1.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.41%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[13]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[13]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	572
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,062
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,577
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,988
2013	rr_AnnualReturn2013	8.37%
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
EP Strategic US Equity Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012	[2]
EP Strategic US Equity Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.42%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012	[2]
EuroPac Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EuroPac Gold Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” of this prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 19, 2013 (commencement date) to October 31, 2013, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“The total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not included acquired fund fees and expenses,
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund’s sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry. The Sub-advisor considers a country to be part of Europe if it is included in the MSCI All Country Europe Index or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund also invests in shares of exchange-traded funds (“ETFs”) and closed end funds that invest in gold bullion. ETFs are pooled investment vehicles that trade on exchanges. The sub-advisor considers a company to be located in Europe or the Pacific Rim if(1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund may invest up to 20% of its net assets in the equity securities of other precious metals companies, such as silver, platinum and palladium companies.

The Fund concentrates its investments in companies engaged in the gold sector. The Fund invests in large-, mid-, and small-capitalization companies that are considered by the Fund’s sub-advisor to be attractively valued.

The Fund may also use derivative instruments, primarily writing (i.e., selling) put options on individual securities, indexes and ETFs, to manage the position size of individual security holdings, and to seek to enhance the Fund’s return and reduce volatility. The Fund will generally invest in derivatives to seek to manage underlying equity exposures while seeking to maximize the efficiency of invested capital and expected return. When evaluating options, the Fund’s advisor considers the amount of premium received or invested (which is a function of the implied volatility of the underlying security, the strike price, and the time to expiration), the valuation of the underlying security at the exercise price, the weighting of the security in the portfolio if exercised, and the expiration date. In addition, the Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

In selecting investments for the Fund, the Fund’s sub-advisor employs a long-term value orientation, looking for companies selling at attractive prices that can be held for a long time horizon. The sub-advisor’s overall approach to investment management involves several key factors. First, the global universe is used to screen potential European and Pacific Rim investments. Second, the sub-advisor identifies securities of companies in the gold or other precious metals sector that it believes are valued at a low price in relation to their book value or earnings, or at a discount to future book value given the likelihood the company will be able to increase resources through exploration. Lastly, a long-term investment horizon (five years) is applied to give investments time to realize full value. In investing in growth and more speculative investments, such as exploration, the sub-advisor looks for companies with a risk-mitigating approach to these inherently risky activities. Ultimately, the sub-advisor seeks to construct a portfolio with a solid long-term foundation in which growth and more speculative investments are added.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund’s sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Risks Related to the Gold and Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries or sectors. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of precious metals and mining land. Therefore, markets are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Geographic Concentration Risk. A fund that is less diversified across countries or geographic regions is generally riskier than a more geographically diversified fund. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting the value of investments is significantly greater for a fund that concentrates its investment in a particular region or regions than a more geographically diversified fund, and may result in greater losses and volatility. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Geographic Risk Related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Geographic Risk Related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of emerging market countries as compared to other regions of the world. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller capitalization companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Small-Cap or Mid-Cap Company Risk. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting a specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer’s competitive position.

Options Risk. The value of the Fund’s positions in options on individual equity securities, indices, and ETFs will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets. The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.

Covered Call Options Risk. The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional gains from option premiums, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
EuroPac Gold Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPGFX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	2.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.12%	[14]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	600
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,228
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,880
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,620
EP China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EP China Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 49 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. The Sub-advisor considers a company to be located in China or its special administrative regions if at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. In particular, the Fund’s sub-advisor focuses the Fund’s investments in, but does not limit them to, dividend-paying Chinese companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Risks of Concentrating Investments in China. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund’s investments. Unanticipated political, social or economic developments may result in sudden and significant investment losses. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund’s investments in the future.

China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. Military conflicts, either internal or with other countries, are also a risk. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. hina’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Each of these risks could increase the fund’s volatility.

Small-Cap or Mid-Cap Company Risk. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	-26.82%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Morgan Stanley Capital International (MSCI) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index.

EP China Fund | MSCI China Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.64%
3 Years	imsteuropac_AverageAnnualReturnYear03	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
EP China Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHCX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[16]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,054
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,513
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,782
2010	rr_AnnualReturn2010	23.02%
2011	rr_AnnualReturn2011	(32.22%)
2012	rr_AnnualReturn2012	18.05%
2013	rr_AnnualReturn2013	19.57%
1 Year	rr_AverageAnnualReturnYear01	14.18%
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
EP China Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.02%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(3.43%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009	[2]
EP China Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.23%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009	[2]

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.15% and 0.90% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[4]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[6]	The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements.
[7]	Inception date is February 28, 2010.
[8]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[9]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[12]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expense) do not exceed 1.75% and 1.50% of average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[13]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[14]	"The total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not included acquired fund fees and expenses,
[15]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[16]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.